Revenues - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues
Revenue from contracts with customers	€ 4,938	€ 4,908	€ 13,941	€ 12,708
EMEA
Revenues
Revenue from contracts with customers	2,160	2,389	7,550	7,480
Asia Pacific
Revenues
Revenue from contracts with customers	1,604	532	2,653	1,387
Americas
Revenues
Revenue from contracts with customers	1,174	1,987	3,738	3,841
Systems
Revenues
Revenue from contracts with customers	2,497	2,686	7,258	5,862
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,300	2,392	6,452	5,074
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	197	294	806	788
Systems | EMEA
Revenues
Revenue from contracts with customers	791	1,025	3,494	3,290
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	1,374	309	1,979	704
Systems | Americas
Revenues
Revenue from contracts with customers	332	1,352	1,785	1,868
Services
Revenues
Revenue from contracts with customers	2,441	2,222	6,683	6,846
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,441	2,222	6,683	6,846
Services | EMEA
Revenues
Revenue from contracts with customers	1,369	1,364	4,056	4,190
Services | Asia Pacific
Revenues
Revenue from contracts with customers	230	223	674	683
Services | Americas
Revenues
Revenue from contracts with customers	€ 842	€ 635	€ 1,953	€ 1,973